Share-Based Payments - Total Shareholder Return Units Narrative (Details) - Total Shareholder Return Units (TSRUs) [Member]	12 Months Ended
Dec. 31, 2019 trading_day
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading day average used to calculate the conversion	20
Age of eligible unit holder which can elect to exercise and convert TSRUs when vested into PTUs	55 years
Award requisite service period	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	7 years